Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Sales:
Trade		$ 654,171,694		$ 346,320,337		$ 1,158,775,152	$ 662,925,145
Services income		1,076,640		1,115,378		3,267,716	2,063,727
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		47,787,490		(14,437,323)		64,128,110	32,192,460
Cost of sales		473,350,048		245,386,451		798,798,083	463,838,720
Gross income (loss)		229,685,776		87,611,941		427,372,895	233,342,612
Distribution, transportation and sales expenses		3,413,823		3,815,840		6,722,846	6,913,752
Administrative expenses		36,487,629		33,700,377		74,498,017	67,250,355
Other revenue		68,862,984		2,940,977		99,127,977	5,483,414
Other expenses		(1,257,452)		(738,534)		(3,439,324)	(955,817)
Operating income (loss)		257,389,856		52,298,167		441,840,685	163,706,102
Financing income		4,290,268	[1]	4,898,904	[1]	17,304,710	15,221,002
Financing (cost)	[2]	(34,740,755)		(37,112,797)		(64,247,055)	(74,163,068)
Derivative financial instruments (cost) income, net		(16,757,949)		(2,425,848)		(24,509,153)	(12,357,848)
Foreign exchange (loss), net		19,648,210		80,200,387		81,450,171	23,595,953
Profit (loss) sharing in joint ventures and associates		97,142		(1,366,193)		161,148	(3,208,284)
Taxes, duties and other		104,771,366		82,128,388		204,351,399	135,787,221
Net income (loss)		125,155,406		14,364,232		247,649,107	(22,993,364)
Total current assets		667,461,854				667,461,854		$ 458,394,044
Total non-current assets		1,708,802,027				1,708,802,027		1,593,704,127
Total current liabilities		901,030,821				901,030,821		922,648,330
Total non-current liabilities		3,144,910,525				3,144,910,525		3,299,450,624
Equity (deficit), net		(1,669,677,465)		(2,073,259,957)		(1,669,677,465)	(2,073,259,957)	(2,170,000,783)	$ 2,404,727,030
Depreciation and amortization		36,270,500		38,014,532		69,413,993	68,197,867
Depreciation of rights of use		1,302,353		2,276,580		2,795,222	3,254,163
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		30,586,009		32,084,437		63,601,259	59,107,548
Interest income		1,620,639		919,070		4,732,095	3,171,828
Interest cost		33,835,177		33,941,631		66,627,850	69,142,625
Intersegment eliminations [member]
Sales:
Intersegments		(610,570,200)		(272,365,078)		(1,018,633,781)	(537,572,578)
Cost of sales		(588,950,507)		(262,890,696)		(981,395,848)	(506,278,968)
Gross income (loss)		(21,619,693)		(9,474,382)		(37,237,933)	(31,293,610)
Distribution, transportation and sales expenses		(1,144,499)		(1,005,040)		(2,147,372)	(1,916,209)
Administrative expenses		(20,404,739)		(8,411,951)		(35,021,478)	(29,337,666)
Other expenses		87,419		59,112		82,443	45,191
Operating income (loss)		16,964		1,721		13,360	5,456
Financing income		(55,682,480)		(47,346,085)		(110,799,674)	(96,865,969)
Financing (cost)		55,665,519		47,344,365		110,786,315	96,860,515
Profit (loss) sharing in joint ventures and associates		(158,392,970)		(51,356,038)		(327,470,346)	(7,379,423)
Net income (loss)		(158,392,967)		(51,356,035)		(327,470,345)	(7,379,421)
Total current assets		(2,755,314,252)				(2,755,314,252)		(3,175,323,293)
Total non-current assets		(1,022,283,360)				(1,022,283,360)		(527,069,750)
Total current liabilities		(2,754,995,139)				(2,754,995,139)		(3,174,879,770)
Total non-current liabilities		(1,617,554,707)				(1,617,554,707)		(1,717,494,184)
Equity (deficit), net		594,952,234				594,952,234		1,189,980,911
Exploration and production [member]
Sales:
Trade		176,402,007		112,143,204		308,298,472	206,706,617
Intersegments		202,242,892		99,561,700		374,019,724	200,919,297
Services income		45,833		26,329		55,992	42,762
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		9,990,163		(13,733,070)		21,547,474	28,192,228
Cost of sales		154,405,392		113,559,192		280,517,474	202,361,364
Gross income (loss)		234,275,503		84,438,971		423,404,188	233,499,540
Distribution, transportation and sales expenses		95,812		89,816		226,909	167,743
Administrative expenses		17,086,738		8,975,254		31,412,215	26,153,766
Other revenue		1,152,714		740,426		3,484,143	1,378,180
Other expenses		(691,951)		(805,255)		(2,264,706)	(1,041,832)
Operating income (loss)		217,553,716		75,309,072		392,984,501	207,514,379
Financing income		17,205,283		16,538,988		44,686,370	37,893,946
Financing (cost)		(30,858,509)		(31,001,258)		(59,434,819)	(64,308,499)
Derivative financial instruments (cost) income, net		(15,003,046)		3,088,752		(20,621,361)	(8,422,174)
Foreign exchange (loss), net		15,945,048		71,050,692		74,693,931	22,864,530
Profit (loss) sharing in joint ventures and associates		(111,041)		(107,859)		(405,548)	(192,518)
Taxes, duties and other		113,131,952		74,334,821		208,691,330	135,551,525
Net income (loss)		91,599,499		60,543,566		223,211,744	59,798,139
Total current assets		979,042,627				979,042,627		875,933,631
Total non-current assets		867,060,158				867,060,158		837,915,816
Total current liabilities		499,049,785				499,049,785		495,444,322
Total non-current liabilities		2,062,100,357				2,062,100,357		2,203,155,765
Equity (deficit), net		(715,047,357)				(715,047,357)		(984,750,640)
Depreciation and amortization		29,691,333		32,302,418		56,101,453	56,428,366
Depreciation of rights of use		16,230		108,904		186,043	186,344
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		8,578,072		8,952,586		17,814,976	16,503,105
Interest income		37,475		4,068		69,819	6,885
Interest cost		44,344		88,056		144,764	151,064
Industrial transformation [member]
Sales:
Trade		307,807,438		161,510,111		543,671,001	318,437,410
Intersegments		81,438,009		40,431,438		145,380,711	76,375,499
Services income		240,376		129,689		542,874	174,569
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		36,040,099		(704,253)		40,823,408	3,890,372
Cost of sales		452,943,152		216,887,134		767,234,738	431,665,030
Gross income (loss)		(27,417,230)		(15,520,149)		(36,816,744)	(32,787,180)
Distribution, transportation and sales expenses		4,143,250		4,259,392		7,989,966	7,764,429
Administrative expenses		14,507,399		11,975,691		28,375,029	24,650,353
Other revenue		66,320,115		1,923,834		78,118,751	2,660,105
Other expenses		(262,533)		(69,033)		(375,144)	(109,792)
Operating income (loss)		19,989,703		(29,900,431)		4,561,868	(62,651,649)
Financing income		105,124		94,789		164,570	205,019
Financing (cost)		(8,145,452)		(3,980,924)		(15,457,118)	(7,573,113)
Derivative financial instruments (cost) income, net		(11,554)		2,168		(10,391)	(5,942)
Foreign exchange (loss), net		4,611,961		4,374,952		8,282,488	(131,264)
Profit (loss) sharing in joint ventures and associates		62,323		184,185		341,643	(19,521)
Net income (loss)		16,612,105		(29,225,263)		(2,116,940)	(70,176,470)
Total current assets		367,043,509				367,043,509		252,372,772
Total non-current assets		496,326,230				496,326,230		418,907,482
Total current liabilities		969,188,156				969,188,156		776,564,748
Total non-current liabilities		596,704,026				596,704,026		657,020,316
Equity (deficit), net		(702,522,443)				(702,522,443)		(762,304,810)
Depreciation and amortization		3,271,172		3,850,452		6,770,498	7,512,553
Depreciation of rights of use		931,013		1,014,977		1,862,027	2,029,953
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		12,600,962		12,786,223		25,952,724	23,989,048
Interest income		104,695		94,742		164,090	204,924
Interest cost		903,139		1,131,838		2,062,076	2,305,834
Logistics [member]
Sales:
Intersegments		22,608,212		21,406,880		41,159,889	40,891,703
Services income		332,289		739,964		755,518	1,407,366
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		1,474,790				1,474,790	109,860
Cost of sales		15,967,750		11,432,901		29,597,122	22,060,617
Gross income (loss)		8,447,541		10,713,943		13,793,075	20,348,312
Distribution, transportation and sales expenses		43,281		32,601		59,280	98,483
Administrative expenses		4,443,379		1,716,339		8,800,091	7,868,371
Other revenue		162,645		47,177		177,347	69,256
Other expenses		21,840		85,282		30,061	169,574
Operating income (loss)		4,145,366		9,097,462		5,141,112	12,620,288
Financing income		2,744,749		1,384,779		5,079,505	2,921,438
Financing (cost)		(143,080)		(116,439)		(296,757)	(199,573)
Foreign exchange (loss), net		16,825		218,953		8,240	61,832
Profit (loss) sharing in joint ventures and associates		(1,121)		18		6	(2)
Taxes, duties and other		6,814,141		(809,143)		2,578,759	637,450
Net income (loss)		13,576,880		11,393,916		12,510,865	14,766,533
Total current assets		231,024,257				231,024,257		219,321,008
Total non-current assets		152,162,580				152,162,580		154,076,115
Total current liabilities		60,513,362				60,513,362		62,569,320
Total non-current liabilities		68,046,714				68,046,714		77,857,852
Equity (deficit), net		254,626,761				254,626,761		232,969,951
Depreciation and amortization		1,489,959		1,121,390		2,971,718	2,780,632
Depreciation of rights of use		144,078		571,020		318,829	159,045
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		1,790,501		2,374,865		4,009,029	3,854,837
Interest income		(746)		10,065			57,803
Interest cost		151,231		105,439		300,178	174,516
Deer Park Refining Limited Partnership [member]
Sales:
Trade		74,122,078				126,668,052
Intersegments		16,063,587				8,413,658
Services income		(10,005)				837,375
Cost of sales		78,458,043				120,070,610
Gross income (loss)		11,717,617				15,848,475
Administrative expenses		508,132				508,938
Other revenue		(37,434)				3,133,094
Operating income (loss)		11,172,051				18,472,631
Financing (cost)		(90,462)				(214,475)
Net income (loss)		11,081,589				18,258,156
Total current assets		55,013,925				55,013,925
Total non-current assets		30,705,571				30,705,571
Total current liabilities		29,460,949				29,460,949
Total non-current liabilities		3,496,145				3,496,145
Equity (deficit), net		52,762,402				52,762,402
Depreciation and amortization		1,100,491				2,147,037
Interest cost		214,475				214,475
Trading Companies [member]
Sales:
Trade		90,954,226		69,363,611		169,781,579	132,581,557
Intersegments		243,866,576		94,335,188		379,281,826	176,130,213
Services income		464,770		192,751		1,069,040	431,703
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		282,438				282,438
Cost of sales		334,450,072		156,847,516		541,457,523	297,963,237
Gross income (loss)		1,117,938		7,044,034		8,957,360	11,180,236
Distribution, transportation and sales expenses		257,652		361,672		558,584	742,884
Administrative expenses		753,675		418,163		1,410,341	779,982
Other revenue		144,191		85,863		10,580,467	156,327
Other expenses		(411,970)		(3,148)		(540,935)	(4,738)
Operating income (loss)		(161,168)		6,346,914		17,027,967	9,808,959
Financing income		135,093		91,436		222,582	167,642
Financing (cost)		(768,596)		(479,137)		(1,397,534)	(950,928)
Derivative financial instruments (cost) income, net		(1,476,609)		(736,999)		(2,930,121)	(1,154,363)
Foreign exchange (loss), net		(64,713)		(101,761)		(146,636)	(122,546)
Profit (loss) sharing in joint ventures and associates		10,085,425		907,020		18,885,053	(1,156,698)
Taxes, duties and other		(499,450)		(405,257)		(722,559)	618,669
Net income (loss)		8,248,882		6,432,730		32,383,870	5,973,397
Total current assets		292,459,523				292,459,523		244,042,561
Total non-current assets		108,937,316				108,937,316		40,872,714
Total current liabilities		250,158,040				250,158,040		189,834,560
Total non-current liabilities		558,080				558,080		792,646
Equity (deficit), net		150,680,719				150,680,719		94,288,069
Depreciation and amortization		92,774		65,864		184,256	124,117
Depreciation of rights of use		175,734		236,051		358,045	482,173
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		(1,378)				875
Interest income		8,243		21,784		27,615	36,598
Interest cost		651,075		443,913		1,226,182	891,785
Corporate [member]
Sales:
Intersegments		21,491,009		10,441,700		38,006,417	32,643,403
Services income		221		454		528	1,057
Cost of sales		306,429		232,240		557,103	525,033
Gross income (loss)		21,184,801		10,209,914		37,449,842	32,119,427
Distribution, transportation and sales expenses		(5,308)		(5,623)		(3,187)	(51,110)
Administrative expenses		17,435,165		17,956,758		35,620,463	35,175,973
Other revenue		99,443		147,539		230,142	172,483
Other expenses		(62)		(118)		(370,102)	(118)
Operating income (loss)		3,854,325		(7,593,800)		1,692,606	(2,833,071)
Financing income		39,675,983		34,051,324		77,818,150	70,767,147
Financing (cost)		(50,092,918)		(48,669,453)		(97,690,436)	(97,562,862)
Derivative financial instruments (cost) income, net		(266,740)		(4,779,769)		(947,280)	(2,775,369)
Foreign exchange (loss), net		(548,431)		3,730,310		(2,072,184)	654,054
Profit (loss) sharing in joint ventures and associates		131,492,618		48,274,532		267,989,641	7,786,262
Taxes, duties and other		(1,126,984)		10,601,421		(1,126,984)	(1,078,490)
Net income (loss)		125,241,821		14,411,723		247,917,481	(22,885,348)
Total current assets		1,414,160,573				1,414,160,573		1,970,621,447
Total non-current assets		710,738,714				710,738,714		448,667,110
Total current liabilities		1,800,467,446				1,800,467,446		2,538,932,078
Total non-current liabilities		1,993,968,136				1,993,968,136		2,050,485,763
Equity (deficit), net		(1,669,536,295)				(1,669,536,295)		(2,170,129,284)
Depreciation and amortization		134,641		234,363		282,795	471,945
Depreciation of rights of use		16,743		310,115		33,486	336,354
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		7,607,346		7,961,568		15,802,644	14,742,167
Interest income		1,425,746		742,337		4,453,222	2,809,250
Interest cost		31,596,305		31,997,475		62,203,369	65,263,056
Other operating subsidiary companies [member]
Sales:
Trade		4,885,945		3,303,411		10,356,048	5,199,561
Intersegments		22,859,915		6,188,172		32,371,556	10,612,463
Services income		3,156		26,191		6,389	6,270
Cost of sales		25,769,717		9,318,164		40,759,361	15,542,407
Gross income (loss)		1,979,299		199,610		1,974,632	275,887
Distribution, transportation and sales expenses		23,635		83,022		38,666	107,532
Administrative expenses		2,157,880		1,070,123		3,392,418	1,959,576
Other revenue		1,021,310		(3,862)		3,404,033	1,047,063
Other expenses		(195)		(5,374)		(941)	(14,102)
Operating income (loss)		818,899		(962,771)		1,946,640	(758,260)
Financing income		106,516		83,673		133,207	131,779
Financing (cost)		(307,257)		(209,951)		(542,231)	(428,608)
Derivative financial instruments (cost) income, net						0
Foreign exchange (loss), net		(312,480)		927,241		684,332	269,347
Profit (loss) sharing in joint ventures and associates		16,961,908		731,949		40,820,699	(2,246,384)
Taxes, duties and other		79,989		(1,593,454)		88,371	58,067
Net income (loss)		17,187,597		2,163,595		42,954,276	(3,090,194)
Total current assets		84,031,692				84,031,692		71,425,918
Total non-current assets		365,154,818				365,154,818		220,334,640
Total current liabilities		47,188,222				47,188,222		34,183,072
Total non-current liabilities		37,591,774				37,591,774		27,632,466
Equity (deficit), net		364,406,514				364,406,514		$ 229,945,020
Depreciation and amortization		490,130		440,045		956,236	880,254
Depreciation of rights of use		18,555		35,513		36,792	60,294
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		10,506		9,195		21,011	18,391
Interest income		45,226		46,074		17,349	56,368
Interest cost		$ 274,608		$ 174,910		$ 476,806	$ 356,370

[1]	This financing income mainly includes the effect from costs for sales contracts with provisional prices and interest received from Government bonds in 2022 and 2021.
[2]	Mainly interest on debt.